Accounting principles (Policies)	12 Months Ended
Dec. 31, 2022
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Basis for preparation
2.1 Basis of preparation
The Consolidated Financial Statements of Cellectis as of and for the year ended December 31, 2022 were approved by our Board of Directors on March 8, 2023.
Our Consolidated Financial Statements are presented in thousand U.S. dollars.
The Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and in conformity with IFRS as endorsed by the European Union.
The Consolidated Financial Statements have been prepared using the historical cost measurement basis except for certain assets and liabilities that are measured at fair value in accordance with IFRS.
IFRS include International Financial Reporting Standards (“IFRS”), International Accounting Standards (“the IAS”), as well as the interpretations issued by the Standards Interpretation Committee (“the SIC”), and the International Financial Reporting Interpretations Committee (“IFRIC”). The significant accounting methods used to prepare the Consolidated Financial Statements are described below.

Application of new or amended standards or new amendments
The following pronouncements and related amendments have been adopted by us from January 1, 2022 but had no significant impact on the Consolidated Financial Statements:

•	Amendments to IAS 37 – Onerous Contracts: Cost of Fulfilling a Contract (Effective for the accounting periods as of January 1, 2022)

•	Amendments to IAS 16 – Property, Plant and Equipment: Proceeds before Intended Use (Effective for the accounting periods as of January 1, 2022)

•	Amendments to IFRS 3 – Reference to the Conceptual Framework (Effective for the accounting periods as of January 1, 2022)

•	IFRS 9 Financial Instruments – Fees in the ’10 per cent’ Test for Derecognition of Financial Liabilities (Effective for the accounting periods as of January 1, 2022)
Standards, interpretations and amendments issued but not yet effective
The following pronouncements and related amendments are applicable for first quarter accounting periods beginning after January 1, 2023, as specified below. We do not anticipate that the adoption of these pronouncements and amendments will have a material impact on our results of operations, financial position or cash flows.

•
IFRS 17 Insurance Contracts (including Amendments to IFRS 17 issued in June 2020 and Amendment to IFRS 17 – Initial Application of IFRS 17 and IFRS 9 – Comparative Information issued in December 2021) (issued in May 2017 and Effective for the accounting periods as of January 1, 2023)

•	Amendments to IAS 1 – Classification of Liabilities as Current or Non-current (issued in July 2020 and Effective for the accounting periods as of January 1, 2023)

•	Amendments to IAS 8 – Definition of Accounting Estimates (issued on 12 February 2021 and Effective for the accounting periods as of January 1, 2023)

•	Amendments to IAS 1 and IFRS Practice Statement 2 –Disclosure of Accounting Policies (issued in March 2021 and Effective for the accounting periods as of January 1, 2023)

•
Amendments to IAS 12 – Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction (issued in May 2021 and Effective for the accounting periods as of January 1, 2023)

Going concern
The consolidated financial statements were prepared on a going concern basis. With cash and cash equivalents of $89,789 as of December 31, 2022, excluding Calyxt (and $93,216 including Calyxt), the Company believes it has sufficient resources to continue operating for at least twelve months following the consolidated financial statements’ publication.

Currency of the financial statements
2.2 Currency of the financial statements
The Consolidated Financial Statements are presented in U.S. dollars, which differs from the functional currency of Cellectis, which is the euro.
All financial information (unless indicated otherwise) is presented in thousands of U.S. dollars.
The statements of financial position of consolidated entities having a functional currency different from the U.S. dollar are translated into U.S. dollars at the closing exchange rate (spot exchange rate at the statement of financial position date) and the statements of operations, statements of comprehensive income (loss) and statements of cash flow of such consolidated entities are translated at the average period to date exchange rate. The resulting translation adjustments are included in equity under the caption “Currency Translation Adjustments” in the Consolidated Statements of Changes in Shareholders’ Equity.

Basis of consolidation
2.3 Basis of consolidation
Accounting policy
We control all the legal entities included in the consolidation. An investor controls an investee when the investor is exposed to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Control requires power, exposure to variability of returns and a linkage between the two.
To have power, the investor needs to have existing rights that give it the current ability to direct the relevant activities that significantly affect the investee’s returns.
In order to ascertain control, potential voting rights which are substantial are taken into consideration.
Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary.
All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full consolidation.
Consolidated entities
For the year ended December 31, 2022, the consolidated group of companies (sometimes referred to as the “Group”) includes Cellectis S.A., Cellectis, Inc., Cellectis Biologics Inc. and Calyxt.
As of December 31, 2022, Cellectis S.A. owns 100% of Cellectis, Inc., which owns 100% of Cellectis Biologics, Inc., and approximately 49.1% of Calyxt’s outstanding shares of common stock. As of December 31, 2021, Cellectis S.A. owned 100% of Cellectis, Inc. and approximately 61.8% of Calyxt’s outstanding shares of common stock. Cellectis’ voting rights continue to give the company power to direct relevant activities of Calyxt and therefore Calyxt is still consolidated.
On November 23, 2022, Calyxt received a non-binding letter of intent from Cibus Global, LLC (Cibus) regarding a potential reverse merger with Calyxt (with Calyxt absorbing Cibus). With Calyxt as the surviving entity, current equityholders of Cibus would receive shares of Calyxt common stock issued for the purpose of the transaction. On January 13, 2023, Calyxt, Calypso Merger Subsidiary, LLC, a wholly-owned subsidiary of Calyxt, Cibus and certain other parties, entered into an Agreement and Plan of Merger with respect to this all-stock transaction (the Calyxt Merger). Upon completion of the proposed Calyxt Merger, Cellectis S.A. is expected to own approximately 2.4
% of the equity interests of the merged combined company, resulting in a loss of control by the Group over Calyxt. A merger agreement was signed on January 17, 2023. The closing of the transaction is expected in the second quarter of 2023. In this context, the assets and liabilities of the Calyxt entity are presented in the financial statements for the year ending December 31, 2022 as non-current assets and liabilities held for sale, in accordance with IFRS 5. The statements of consolidated operations, statements of consolidated comprehensive income and statements of consolidated cash flows reflect the presentation of Calyxt as a discontinued operation, with a restatement of the 2020 and 2021 statements. Commencing with the second quarter of 2023, Calyxt should no longer be a consolidated subsidiary if the proposed Calyxt Merger is consummated.
On May 17, 2022, Calyxt, Inc. received a written notice from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) of Calyxt’s noncompliance with the requirement to maintain a minimum closing bid price of $1.00 per share, as set forth in Nasdaq Listing Rule 5450(a)(1) (the “Bid Price Requirement”), because the closing bid price of the Calyxt’s common stock was below $1.00 per share for 30 consecutive business days. At the Calyxt’s 2022 annual meeting of stockholders held on June 1, 2022, Calyxt’s stockholders approved an amendment to Calyxt’s amended and restated certificate of incorporation to effect a reverse stock split of Calyxt’s shares of common stock at a ratio not less than 2-to-1 and not greater than 10-to-1, with the exact ratio set within that range at the discretion of the Calyxt’s board of directors before April 1, 2024 without further approval or authorization of the Calyxt’s stockholders (the “Reverse Stock Split”). There can be no assurance that the Reverse Stock Split, if implemented, will increase the market price of the Calyxt’s common stock in proportion to the reduction in the number of shares of the Calyxt’s common stock outstanding before the Reverse Stock Split or result in a permanent increase in the market price.

Non-controlling interests
Non-controlling shareholders hold a 51.0 % interest in Calyxt as of December 31, 2022 and a 38.2% interest in Calyxt Inc as of December 31, 2021. These non-controlling interests were generated during the initial public offering of Calyxt and subsequent follow-on offerings, as well as through vesting and exercises of equity awards and Calyxt’s ATM Program.

Foreign currency
2.4 Foreign currencies
Foreign currency transactions and balances
Transactions in foreign currencies are initially recorded by the Group’s entities at their respective functional currency spot rate at the date the transaction first qualifies for recognition. The revaluation is done automatically by the accounting system.
Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the exchange rate effective at the period end date. Differences arising on settlement or translation of monetary items are recognized as financial income or expenses in profit or loss
Non-monetary items that are measured in a foreign currency are translated using the exchange rates at the date of the initial transaction. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined. Differences arising on translation of non-monetary items are recognized respectively in profit or loss when the change in fair value of the item is recognized in profit or loss and in OCI when the change in fair value of the item is recognized in OCI.
Foreign currency translation
On consolidation the assets and liabilities of foreign operations having a functional currency different from the euro are translated into euros at the period end exchange rate. The income and expenses of foreign operations are translated into euros using the average exchange rate for the reporting period.
Gains and losses arising from currency translation are recognized in other comprehensive loss.
Consolidated financial statements are then converted into U.S. dollars using the method described in Note 2.2.
The difference in effect of exchange rate changes on cash and cash equivalents between the statements of consolidated operations and consolidated cash flows is mainly explained by the following elements:

•	the differential between the average exchange rate and the period end rates applied to the cash flows of the period;

•	the differential between the opening exchange rates and the period end exchanges rate applied on our opening cash and cash equivalents balance denominated in dollars; and

•	the foreign exchange rate impact of the conversion of the financial statements of our US subsidiaries.

Use of judgment, estimates and assumptions
2.5 Use of judgment, estimates and assumptions
The preparation of these consolidated financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures, including the disclosure of contingent liabilities. Actual amounts may differ from those estimates.
The Group’s exposure to risks and uncertainties is disclosed in Note 9.3: Financial instruments risk management and policies.

Estimates and assumptions
The key assumptions concerning the future and other key sources of estimation uncertainty at the period end date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

•	Revenue Recognition: Collaboration Agreements and Licenses, Sales of Products and Services (Note 3.1)

•	Research Tax Credit (Note 3.1)

•	Share-Based Compensation (Note 16)

•	Provisions for risks and charges (Note 18)

•	Current financial assets (Note 12.1)